Operating expenses by nature	12 Months Ended
Dec. 31, 2022
Operating expenses by nature
Operating expenses by nature

A7. Operating expenses by nature

Operating expenses from continuing operations include the following items:

		2022	2021	2020
	Notes	£m	£m	£m
Employee costs	A9	1,736	1,405	1,305
Direct materials and services		704	586	583
Vehicle costs		201	146	134
Property costs		82	60	65
Depreciation and impairment of property, plant and equipment	B3	140	128	132
Amortisation and impairment of intangible assets	B2	140	91	101
One-off and adjusting items – operating[2]		136	21	8
Other operating expenses[1]		234	173	181
Total operating expenses		3,373	2,610	2,509
1.	Other operating expenses includes professional fees, marketing costs, and amortisation of contract costs.

2.	One-off and adjusting items – operating are explained in the table below.

	2022	2021	2020
	£n	£m	£m
Acquisition and integration costs	5	13	15
Pension scheme closure in North America	—	—	(7)
UK pension scheme – return of surplus	—	—	—
Terminix acquisition costs	68	6	—
Terminix integration costs	62	—	—
Other	1	2	—
Total	136	21	8